December 26, 2012

Via EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, DC 20549

Re:	MainStay VP Funds Trust (“Registrant”)
MainStay VP Flexible Bond Opportunities Portfolio
File Nos. 2-86082 and 811-03833-01

Dear Sir or Madam:

On behalf of the registrant listed above and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in a supplement, dated December 13, 2012 to the Prospectus for the MainStay VP Flexible Bond Opportunities Portfolio (Accession Number 0001144204-12-067775). The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

Any questions or comments on the filing should be directed to the undersigned at (973) 394-4436.

Sincerely,

/s/ Kevin M. Bopp

Kevin M. Bopp

Assistant Secretary